OPERATING LEASES - Schedule of operating lease, right of use assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule Of Right Of Use Assets [Roll Forward]
Balance as of January 1, 2023	$ 15,646
Additions	0
Amortization	(2,658)
Balance as of June 30, 2023	12,988
SFL Leases
Schedule Of Right Of Use Assets [Roll Forward]
Balance as of January 1, 2023	10,361
Additions	0
Amortization	(903)
Balance as of June 30, 2023	9,458
Golden Hawk Lease
Schedule Of Right Of Use Assets [Roll Forward]
Balance as of January 1, 2023	3,764
Additions	0
Amortization	(1,494)
Balance as of June 30, 2023	2,270
Office Leases
Schedule Of Right Of Use Assets [Roll Forward]
Balance as of January 1, 2023	1,521
Additions	0
Amortization	(261)
Balance as of June 30, 2023	$ 1,260